Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 99.3%
ARGENTINA — 4.4%
MercadoLibre, Inc.*	101,943	$171,203,074
AUSTRALIA — 3.8%
Cochlear Ltd.	211,820	33,141,912
CSL Ltd.	268,547	56,107,867
Rio Tinto PLC	866,259	56,785,126
		146,034,905
BELGIUM — 0.9%
Umicore SA	583,233	34,503,842
BRAZIL — 0.8%
Itau Unibanco Holding SA ADR	5,710,647	30,095,110
CANADA — 1.7%
Constellation Software, Inc.	22,294	36,523,366
Ritchie Bros. Auctioneers, Inc.	493,754	30,444,872
		66,968,238
CHINA — 11.2%
Alibaba Group Holding Ltd.*	4,046,788	74,921,993
Futu Holdings Ltd. ADR*	188,600	17,166,372
Hangzhou Tigermed Consulting Co., Ltd., Class H	1,127,900	23,850,524
KE Holdings, Inc. ADR*	466,833	8,524,371
Meituan, Class B *	1,902,200	60,720,982
Ping An Healthcare and Technology Co., Ltd.*	4,050,300	26,400,319
Ping An Insurance Group Co. of China Ltd., Class H	6,095,500	41,689,427
Prosus NV*	334,801	26,797,828
Tencent Holdings Ltd.	1,458,000	87,040,789
Tencent Music Entertainment Group ADR*	3,795,378	27,516,491
Wuxi Biologics Cayman, Inc.*	1,391,500	22,570,542
Zai Lab Ltd. ADR*	153,830	16,212,144
		433,411,782
DENMARK — 4.3%
Ambu A/S, B Shares	642,909	19,011,881
Chr. Hansen Holding A/S	381,410	31,154,424
DSV A/S	276,639	66,217,396
Novozymes A/S, B Shares	709,013	48,603,763
		164,987,464
FINLAND — 1.4%
Kone Oyj, B Shares	754,974	53,035,698
FRANCE — 3.8%
Danone SA	654,563	44,626,764
Dassault Systemes SE	953,830	50,195,801
Edenred	939,369	50,568,539
		145,391,104
GERMANY — 7.3%
Deutsche Boerse AG	440,702	71,511,224
Just Eat Takeaway*	235,166	17,060,337
Rational AG	52,927	49,718,266
SAP SE	557,700	75,417,336
Scout24 AG	993,097	68,975,220
		282,682,383
HONG KONG — 3.6%
AIA Group Ltd.	7,157,800	82,346,244
Hong Kong Exchanges & Clearing Ltd.	924,300	56,798,708
		139,144,952
INDIA — 3.2%
Housing Development Finance Corp., Ltd.	2,326,462	85,981,147

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
INDIA (continued)
ICICI Lombard General Insurance Co., Ltd.	1,735,141	$37,059,379
		123,040,526
IRELAND — 5.5%
CRH PLC	1,442,075	67,670,735
Kingspan Group PLC	651,458	64,982,485
Ryanair Holdings PLC ADR*	719,188	79,153,831
		211,807,051
ITALY — 1.0%
FinecoBank Banca Fineco SpA*	2,241,338	40,482,779
JAPAN — 12.2%
Denso Corp.	791,200	51,663,269
FANUC Corp.	191,300	41,944,806
Japan Exchange Group, Inc.	1,984,200	49,208,170
Nidec Corp.	608,200	67,047,972
Nintendo Co., Ltd.	70,300	33,595,165
Shimano, Inc.	203,400	59,430,878
Shiseido Co., Ltd.	677,700	45,547,860
SMC Corp.	95,800	59,770,624
Sony Corp.	561,600	62,348,131
		470,556,875
NETHERLANDS — 6.9%
Adyen NV*	11,243	31,428,276
ASML Holding NV	96,369	71,993,277
Heineken Holding NV	406,080	35,359,781
IMCD NV	418,713	80,133,323
Topicus.com, Inc.*	455,385	47,814,347
		266,729,004
NORWAY — 0.5%
Aker Carbon Capture ASA*	6,779,979	21,130,282
PANAMA — 0.7%
Copa Holdings SA, Class A *	329,350	26,802,503
PERU — 0.6%
Credicorp Ltd.	204,719	22,711,526
RUSSIA — 1.2%
Magnit PJSC GDR Reg S	1,297,573	21,878,146
MMC Norilsk Nickel PJSC ADR	779,915	23,167,294
		45,045,440
SOUTH AFRICA — 1.1%
Discovery Ltd.*	4,809,879	43,949,108
SOUTH KOREA — 3.2%
NAVER Corp.	114,313	37,090,792
Samsung Electronics Co., Ltd.	1,409,672	87,392,053
		124,482,845
SPAIN — 1.3%
Amadeus IT Group SA*	758,174	49,866,497
SWEDEN — 3.1%
Atlas Copco AB, B Shares	1,388,845	70,590,278
Epiroc AB, B Shares	2,861,801	50,687,590
		121,277,868
SWITZERLAND — 6.0%
Cie Financiere Richemont SA	434,075	45,005,817
Kuehne + Nagel International AG	163,704	55,888,752
Nestle SA	700,300	84,379,194
Temenos AG	350,417	47,546,886
		232,820,649

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
TAIWAN — 4.6%
Sea Ltd. ADR*	96,072	$30,621,028
Taiwan Semiconductor Manufacturing Co., Ltd.	7,159,000	148,063,064
		178,684,092
UNITED KINGDOM — 3.9%
Experian PLC	1,243,706	52,099,016
Hargreaves Lansdown PLC	1,953,925	37,516,582
Prudential PLC	3,138,236	60,898,806
		150,514,404
UNITED STATES — 1.1%
Spotify Technology SA*	186,911	42,118,525
TOTAL INVESTMENTS — 99.3%
(cost $2,450,184,091)		$3,839,478,526
Other assets less liabilities — 0.7%		26,464,279
NET ASSETS — 100.0%		$3,865,942,805

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At September 30, 2021, the net value of these securities was $21,878,146 representing 0.6% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$706,049,085	$3,133,429,441	$–	$3,839,478,526
Total	$706,049,085	$3,133,429,441	$–	$3,839,478,526

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.